RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
RELATED PARTY TRANSACTIONS (Details Narrative)
Due to related parties	$ 25,667	$ 0	$ 1,509